Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 524,470	$ 439,157
Finished goods	1,125,824	1,037,427
Work in progress	100,074	70,033
Balance at end of the year	$ 1,750,369	$ 1,546,617